Commitments and contingencies (Details 1)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 Purchase commitment USD ($)	Jun. 30, 2013 Purchase commitment CNY	Jun. 30, 2013 Purchase commitment Baofeng new coking plant USD ($)	Jun. 30, 2013 Purchase commitment Hongchang new mining tunnels USD ($)	Jun. 30, 2013 Purchase commitment Hongchang safety instruments USD ($)	Jun. 30, 2013 Purchase commitment Xingsheng safety instruments USD ($)	Jun. 30, 2013 Purchase commitment Hongchang mine consolidation USD ($)
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Aggregate contract amount	$ 135,918,980	$ 132,800,000	833,700,000	$ 65,820,748	$ 1,553,280	$ 16,180,000	$ 19,598,834	$ 32,766,118
Payments made	88,662,961			58,924,121	1,294,400	3,236,000	14,092,780	11,115,660
Purchase commitment	$ 47,256,019	$ 110,200,000	691,600,000	$ 6,896,627	$ 258,880	$ 12,944,000	$ 5,506,054	$ 21,650,458